Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Key Management Compensation [Abstract]
Disclosure of Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Salaries and benefits	$2,464	$1,630
Share-based payments	4,868	5,116
Total key management compensation expense	$7,332	$6,746